Earnings Per Share - Schedule of Basic and Diluted EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator [Abstract]
Net income	$ 74,589	$ 66,845	$ 103,096	$ 142,112
Less: Net income attributable to participating securities	(4)	(10)	(8)	(4)
Net income attributable to Class A and Class B common stockholders	$ 74,585	$ 66,835	$ 103,088	$ 142,108
Denominator [Abstract]
Denominator for basic net income per share - weighted average shares (in shares)	287,063,892	286,024,263	284,625,642	285,805,096
Effect of dilutive securities (in shares)	10,187,457	8,562,091	293,796,707	292,624,496
Denominator for dilutive net income per share (in shares)	297,251,349	294,586,354	293,796,707	292,624,496
Net income per share, basic (USD per share)	$ 0.26	$ 0.23	$ 0.36	$ 0.50
Net income per share, diluted (USD per share)	$ 0.25	$ 0.23	$ 0.35	$ 0.49